Ivy Funds

Supplement dated June 19, 2020 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2020

as supplemented March 13, 2020, April 1, 2020, April 10, 2020, April 30, 2020 and May 29, 2020

The Class R shares of Ivy ProShares MSCI ACWI Index Fund and Ivy ProShares Russell 2000 Dividend Growers Index Fund have been liquidated and terminated. Therefore, such shares are no longer offered in the Prospectus. Accordingly, effective immediately, all references to Class R shares of Ivy ProShares MSCI ACWI Index Fund and Ivy ProShares Russell 2000 Dividend Growers Index Fund in the Prospectus are hereby deleted.

Supplement	Prospectus	1